Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 7,985	$ 8,238	$ 8,088
Group employees
Total	98,277	102,168	96,019
France
Group employees
Management	11,880	12,057	11,000
Other	19,372	19,567	19,219
International
Group employees
Management	16,489	17,186	16,624
Other	50,536	53,358	49,176